UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York                 2/17/04
------------------------          ------------------              ------------
     [Signature]                   [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE
                                December 31, 2003

Report Summary:


Number of Other Included Managers:                  5
                                                    -

Form 13F Information Table Entry Total:           118
                                                  ---

Form 13F Information Table Value Total:    $1,287,034
                                           ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.    Form 13F File Number       Name

         1.       28-                      Basswood Capital Management, LLC

         2.       28-                      Basswood International Fund, Inc.

         3.       28-                      Basswood Financial Partners, L.P.

         4.       28-                      Basswood Opportunity Partners, L.P.

         5.       28-                      Basswood Opportunity Fund, Inc.

                        FORM 13F INFORMATION TABLE



Item 1:                        Item 2:   Item 3:      Item 4:       Item 5:           Item 6:          Item 7:          Item 8:
                                                                                Investment Discretion             Voting Authority

                                                                                       (b)
                                                                                     Shared
                                                      Fair                           As                          (a)    (b)    (c)
                                                      Mkt    Shares or               Defined  (c)     Mgrs.     Sole  Shared  None
                               Title of  CUSIP        Value  Principal SHRS/PRN (a)  in      Shared-  See
Name of Issuer                 Class     Number       USD    Amt       Put/Call Sole Instr.V Other    Instr. V
Accenture Ltd (ACN)            Common  013330972   1,270      48,250    SHRS           X              1,2,3,4,5          X
American International
  Group, Inc. (AIG)            Common  026874107     862      13,000    SHRS           X              1,2,3,4,5          X
American Woodmark Corp (AMWD)  Common  030506109   2,879      52,290    SHRS           X              1,2,3,4,5          X
Americredit Corp. (ACF)        Common  03060R101     386      24,225    SHRS           X              1,2,3,4,5          X
Amerisourcebergen Corp (ABC)   Common  03073E105   4,044      72,020    SHRS           X              1,2,3,4,5          X
Astoria Financial Corp. (AF)   Common  046265104  29,729     799,162    SHRS           X              1,2,3,4,5          X
Avalonbay Communities
  Inc. (AVB)                   Common  053484101   8,122     169,918    SHRS           X              1,2,3,4,5          X
Banc One Corp. (ONE)           Common  06423A103  26,694     585,532    SHRS           X              1,2,3,4,5          X
Bank of America Corp. (BAC)    Common  060505104  12,217     151,890    SHRS           X              1,2,3,4,5          X
Bank of New York (BK)          Common  064057102  15,463     466,872    SHRS           X              1,2,3,4,5          X
Bay View Capital Corp. (BVC)   Common  07262L101     199      92,992    SHRS           X              1,2,3,4,5          X
Bear Stearns (BSC)             Common  073902108  40,685     508,877    SHRS           X              1,2,3,4,5          X
Beazer Homes (BZH)             Common  07556Q105  29,485     301,912    SHRS           X              1,2,3,4,5          X
Bisys Group Inc (BSG)          Common  055472104   1,725     115,900    SHRS           X              1,2,3,4,5          X
Boston Properties Inc. (BXP)   Common  101121101   5,040     104,580    SHRS           X              1,2,3,4,5          X
Brookfield Property
  Corp. (BPO)                  Common  112900105   6,204     216,180    SHRS           X              1,2,3,4,5          X
Brown & Brown Inc. (BRO)       Common  115236101   4,807     147,400    SHRS           X              1,2,3,4,5          X
Burlington Northern
  Santa Fe (BNI)               Common  12189T104  10,231     316,260    SHRS           X              1,2,3,4,5          X
Capital One Financial
  Corp. (COF)                  Common  14040H105   4,761      77,685    SHRS           X              1,2,3,4,5          X
Cavco Industries Inc (CVCO)    Common  149568107     241      10,032    SHRS           X              1,2,3,4,5          X
Cemex S A (CX)                 Common  151290889  12,181     464,920    SHRS           X              1,2,3,4,5          X
Cemex S A (CX)                 Common  1512909AE   6,705     255,900    CALLS          X              1,2,3,4,5          X
Cemex S A (CX)                 Common  1512909AF   8,706     332,300    CALLS          X              1,2,3,4,5          X
Centex Corp (CTX)              Common  152312104  21,598     200,634    SHRS           X              1,2,3,4,5          X
Charles Schwab Corp. (SCH)     Common  808513105   4,255     359,359    SHRS           X              1,2,3,4,5          X
Citigroup Inc. (C)             Common  172967101  43,422     894,557    SHRS           X              1,2,3,4,5          X
City National Corp. (CYN)      Common  178566105  22,601     363,836    SHRS           X              1,2,3,4,5          X
Comerica, Inc. (CMA)           Common  200340107  13,963     249,070    SHRS           X              1,2,3,4,5          X
Commerce Bancorp Inc. (CBH)    Common  200519106  25,136     477,148    SHRS           X              1,2,3,4,5          X
Copart Inc (CPRT)              Common  217204106   1,492      89,889    SHRS           X              1,2,3,4,5          X
Countrywide Financial
  Corporation (CFC)            Common  222372104  55,525     732,037    SHRS           X              1,2,3,4,5          X
Countrywide Financial
  Corporation (CFC)            Common  2223779AR   9,102     120,000    CALLS          X              1,2,3,4,5          X
Cross Country Healthcare
  Inc (CCRN)                   Common  227483104   2,307     154,025    SHRS           X              1,2,3,4,5          X
D.R. Horton, Inc. (DHI)        Common  23331A109  23,790     549,935    SHRS           X              1,2,3,4,5          X
Dell Inc. (DELL)               Common  247025109   1,184      34,835    SHRS           X              1,2,3,4,5          X
Duane Reade Inc. (DRD)         Common  263578106     172      10,140    SHRS           X              1,2,3,4,5          X
Edwards A G Inc. (AGE)         Common  281760108   2,834      78,221    SHRS           X              1,2,3,4,5          X
Emcor Group Inc. (EME)         Common  29084Q100   5,764     131,290    SHRS           X              1,2,3,4,5          X
Federated Investors
  Inc. (FII)                   Common  314211103  15,636     532,571    SHRS           X              1,2,3,4,5          X
Fidelity National
  Financial Inc. (FNF)         Common  316326107  30,836     795,149    SHRS           X              1,2,3,4,5          X
Fifth Third Bancorp (FITB)     Common  316773100   5,532      93,607    SHRS           X              1,2,3,4,5          X
Financial Federal Corp. (FIF)  Common  317492106     582      19,041    SHRS           X              1,2,3,4,5          X
Finova Corp. (FNVG)            Common  317928109      60      92,912    SHRS           X              1,2,3,4,5          X
First American Corp. (FAF)     Common  318522307   5,702     191,550    SHRS           X              1,2,3,4,5          X
First Niagara Financial
  (FNFG)                       Common  33582V108   2,247     150,073    SHRS           X              1,2,3,4,5          X
Fleetboston Financial
  Corp. (FBF)                  Common  339030108  42,541     974,590    SHRS           X              1,2,3,4,5          X
Freddie Mac (FRE)              Common  313400301  25,413     435,754    SHRS           X              1,2,3,4,5          X
Freddie Mac (FRE)              Common  3134009AM  35,925     616,000    CALLS          X              1,2,3,4,5          X
GATX Corp (GMT)                Common  361448103   5,513     197,050    SHRS           X              1,2,3,4,5          X
General Electric Co. (GE)      Common  369604103   2,077      67,051    SHRS           X              1,2,3,4,5          X
General Motors (GM)            Common  370442105   1,639      30,700    SHRS           X              1,2,3,4,5          X
Golden West Financial
  Corp. (GDW)                  Common  381317106   4,181      40,515    SHRS           X              1,2,3,4,5          X
Greenpoint Financial
  Corp. (GPT)                  Common  395384100  16,617     470,470    SHRS           X              1,2,3,4,5          X
Hilb, Rogal and Hamilton
  (HRH)                        Common  431294107  13,387     417,440    SHRS           X              1,2,3,4,5          X
Indymac Bancorp Inc. (NDE)     Common  456607100     283       9,512    SHRS           X              1,2,3,4,5          X
Instinet Group Inc. (INGP)     Common  457750107   1,427     277,136    SHRS           X              1,2,3,4,5          X
Knight Trading Group Inc.
  (NITE)                       Common  499063105   1,289      87,900    SHRS           X              1,2,3,4,5          X
Kohls Corp. (KSS)              Common  500255104   1,267      28,200    SHRS           X              1,2,3,4,5          X
Labranche & Co. Inc. (LAB)     Common  505447102     927      79,477    SHRS           X              1,2,3,4,5          X
LaFarge North America,
  Inc. (LAF)                   Common  505862102   8,386     206,955    SHRS           X              1,2,3,4,5          X
Lear Corp. (LEA)               Common  521865105   7,570     123,435    SHRS           X              1,2,3,4,5          X
Lennar Corp. (LEN)             Common  526057104   8,036      83,710    SHRS           X              1,2,3,4,5          X
Lennar Corp. (LEN.B)           Common  526057302     604       8,371    SHRS           X              1,2,3,4,5          X
LNR Property Corp. (LNR)       Common  501940100   6,880     138,971    SHRS           X              1,2,3,4,5          X
Martin Marietta Matl
  Inc (MLM)                    Common  573284106  10,825     230,462    SHRS           X              1,2,3,4,5          X
Masco Corp. (MAS)              Common  574599106   5,875     214,350    SHRS           X              1,2,3,4,5          X
MBIA Incorporated (MBI)        Common  55262C100  14,298     241,390    SHRS           X              1,2,3,4,5          X
MBNA Corp. (KRB)               Common  55262L100  16,546     665,841    SHRS           X              1,2,3,4,5          X
MDC Holdings Inc (MDC)         Common  552676108     350       5,434    SHRS           X              1,2,3,4,5          X
Meritage Corp (MTH)            Common  59001A102   3,926      59,211    SHRS           X              1,2,3,4,5          X
Merrill Lynch Co. (MER)        Common  590188108  21,057     359,027    SHRS           X              1,2,3,4,5          X
Metlife Inc (MET)              Common  59156R108   7,950     236,125    SHRS           X              1,2,3,4,5          X
Metris Companies, Inc. (MXT)   Common  591598107     810     182,513    SHRS           X              1,2,3,4,5          X
MGIC Invt Corp (MTG)           Common  552848103   4,151      72,903    SHRS           X              1,2,3,4,5          X
Mohawk Inds. Inc. (MHK)        Common  608190104   1,985      28,140    SHRS           X              1,2,3,4,5          X
Monaco Coach Group (MNC)       Common  60886R103   4,443     186,698    SHRS           X              1,2,3,4,5          X
Moody's Corp. (MCO)            Common  615369105  13,508     223,082    SHRS           X              1,2,3,4,5          X
National City Corp. (NCC)      Common  635405103     398      11,728    SHRS           X              1,2,3,4,5          X
National Financial
  Partners (NFP)               Common  63607P208   1,620      58,790    SHRS           X              1,2,3,4,5          X
National R V Hldgs Inc. (NVH)  Common  637277104     812      81,634    SHRS           X              1,2,3,4,5          X
NCI Building Systems
  Inc. (NCS)                   Common  628852105   1,408      58,903    SHRS           X              1,2,3,4,5          X
Neiman Marcus Grp Inc (NMGA)   Common  640204103   2,619      48,791    SHRS           X              1,2,3,4,5          X
O Charleys Inc (CHUX)          Common  670823103   1,307      72,800    SHRS           X              1,2,3,4,5          X
Pacific Capital Bancorp
  (PCBC)                       Common  69404P101   2,724      73,982    SHRS           X              1,2,3,4,5          X
Paychex Inc. (PAYX)            Common  704326107   1,632      43,860    SHRS           X              1,2,3,4,5          X
PMI Group Inc (PMI)            Common  69344M101   2,122      57,000    SHRS           X              1,2,3,4,5          X
PNC Bancorp (PNC)              Common  693475105   7,636     139,530    SHRS           X              1,2,3,4,5          X
Prepaid Legal (PPD)            Common  740065107   4,575     175,150    SHRS           X              1,2,3,4,5          X
Principal Finl Group
  Inc. (PFG)                   Common  74251V102   5,694     172,180    SHRS           X              1,2,3,4,5          X
Protective Life Corp (PL)      Common  743674103  11,820     349,297    SHRS           X              1,2,3,4,5          X
Prudential Financial
  Inc. (PRU)                   Common  744320102   1,337      32,000    SHRS           X              1,2,3,4,5          X
Pulte Homes Inc. (PHM)         Common  745867101  43,762     467,439    SHRS           X              1,2,3,4,5          X
Raymond James Financial,
  Inc. (RJF)                   Common  754730109   4,034     106,991    SHRS           X              1,2,3,4,5          X
Royal Caribbean Cruises
  Ltd (RCL)                    Common  010775124   6,549     188,240    SHRS           X              1,2,3,4,5          X
S&P Depository Receipts (SPY)  Common  78462F103   1,091       9,800    SHRS           X              1,2,3,4,5          X
Sears Roebuck & Co (S)         Common  812387108   5,646     124,115    SHRS           X              1,2,3,4,5          X
Sovereign Bancorp (SOV)        Common  845905108  43,544   1,833,445    SHRS           X              1,2,3,4,5          X
TCF Financial Corp. (TCB)      Common  872275102  23,548     458,588    SHRS           X              1,2,3,4,5          X
Toll Brothers Inc. (TOL)       Common  889478103  77,982   1,961,310    SHRS           X              1,2,3,4,5          X
Travelers Prpty (TAPA)         Common  89420G109   3,775     224,970    SHRS           X              1,2,3,4,5          X
Triumph Group Inc. (TGI)       Common  896818101   1,502      41,260    SHRS           X              1,2,3,4,5          X
UnionBancal Corp. (UB)         Common  908906100  20,087     349,091    SHRS           X              1,2,3,4,5          X
United Rentals Inc (URI)       Common  911363109  12,191     632,983    SHRS           X              1,2,3,4,5          X
Unumprovident Corp (UNM)       Common  91529Y106   4,329     274,525    SHRS           X              1,2,3,4,5          X
US Bancorp (USB)               Common  902973304  49,956   1,677,502    SHRS           X              1,2,3,4,5          X
US Freightways Corp (USFC)     Common  916906100   3,460     101,207    SHRS           X              1,2,3,4,5          X
Vornado Realty Trust (VNO)     Common  929042109   4,766      87,055    SHRS           X              1,2,3,4,5          X
Vulcan Materials Co (VMC)      Common  929160109   3,720      78,200    SHRS           X              1,2,3,4,5          X
Wachovia Corp. (WB)            Common  929903102   3,082      66,162    SHRS           X              1,2,3,4,5          X
Wal Mart Stores Inc. (WMT)     Common  931142103   3,027      57,050    SHRS           X              1,2,3,4,5          X
Washington Mutual (WM)         Common  939322103  23,789     592,955    SHRS           X              1,2,3,4,5          X
WCI Communities Inc (WCI)      Common  92923C104   6,597     320,095    SHRS           X              1,2,3,4,5          X
Webster Fin Corp Waterbury
  (WBS)                        Common  947890109   1,454      31,708    SHRS           X              1,2,3,4,5          X
Wells Fargo & CO (WFC)         Common  949746101  39,977     678,838    SHRS           X              1,2,3,4,5          X
Westamerica Banc (WABC)        Common  957090103   3,009      60,451    SHRS           X              1,2,3,4,5          X
Willis Group Holdings
  Ltd (WSH)                    Common  013131180  16,066     471,547    SHRS           X              1,2,3,4,5          X
Winnebago Inds Inc. (WGO)      Common  974637100   7,382     107,380    SHRS           X              1,2,3,4,5          X
Zions Bancorp (ZION)           Common  989701107  10,943     178,398    SHRS           X              1,2,3,4,5          X




00705.0001 #464108